Employee Benefits - Summary of Defined Benefit Plan Actuarial (Gains)/ Losses Recognized in Other Comprehensive Income (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Re-measurement of net defined benefit liability/(asset)
Return on plan assets excluding interest income—Loss/(Gain)	₨ (578)	₨ 76	₨ (49)
Actuarial loss/ (gain) arising from financial assumptions	423	749	73
Actuarial loss/ (gain) arising from demographic assumptions	155	227	(40)
Actuarial loss/ (gain) arising from experience adjustments	(334)	194	(266)
Defined benefit plan actuarial (gains)/ losses	₨ (334)	₨ 1,246	₨ (282)